Tax-Exempt Private Credit Fund
Schedule of Investments
December 31, 2024 (Unaudited)

MUNICIPAL BONDS - 92.6%	Par	Value
Arizona - 25.9%
Arizona Industrial Development Authority
6.40%, 02/01/2026 (Obligor: Dove Mountain Senior Living) (a)(b)(h)	$21,660,000	$21,908,245
9.65%, 02/01/2026 (Obligor: Dove Mountain Senior Living) (a)(b)(h)	3,095,000	2,826,726
Maricopa County Industrial Development Authority, 6.75%, 07/01/2033 (Obligor: New Learning Ventures)	944,000	904,973
		25,639,944

Colorado - 2.9%
Colorado Educational & Cultural Facilities Authority, 7.50%, 12/15/2030 (Obligor: Ability Connection Colorado) (b)	2,905,000	2,870,021

Florida - 31.9%
Capital Trust Agency Inc.
0.00%, 11/15/2025 (Obligor: Championship Academy of Distinction West Broward — Series 2018 A) (a)(b)(h)	8,250,000	7,291,004
0.00%, 11/15/2025 (Obligor: Championship Charter School I — Series A) (a)(b)(h)	8,425,000	5,627,752
0.00%, 11/15/2025 (Obligor: Championship Academy of Distinction West Broward — Series 2018 B) (a)(b)(h)	550,000	486,067
0.00%, 11/15/2025 (Obligor: Championship Charter School I — Series B) (a)(b)(h)	485,000	323,971
Florida Development Finance Corp.
7.00%, 08/01/2032 (Obligor: Academir Charter School) (b)	2,700,000	2,746,142
5.51%, 07/01/2049 (Obligor: The Athenian Academy) (b)(i)	15,925,000	15,128,750
		31,603,686

Ohio - 0.7%
County of Shelby, Ohio, 8.00%, 04/15/2055 (Obligor: SLF Sidney Obligation Group) (b)	660,000	646,368

Pennsylvania - 2.1%
Pennsylvania Economic Development Financing Authority, 8.50%, 12/01/2039 (Obligor: Earthcare Bethel LLC) (b)(c)(d)	2,025,000	2,085,251

South Carolina - 0.6%
South Carolina Jobs-Economic Development Authority
7.50%, 03/15/2030 (Obligor: Libertas Boiling Springs) (b)	435,000	425,888
7.60%, 03/15/2033 (Obligor: Belton Preparatory Academy) (b)	195,000	189,593
		615,481

Wisconsin - 28.5%
Public Finance Authority
0.00%, 02/28/2025 (Obligor: Montage Living Obligation Group) (b)(h)(i)	10,980,000	6,917,400
0.00%, 02/28/2025 (Obligor: Montage Living Obligation Group) (b)(h)(i)	5,520,000	3,477,600
0.00%, 02/28/2025 (Obligor: Montage Living Obligation Group) (b)(h)(i)	5,060,000	3,187,800
0.00%, 06/30/2025 (Obligor: Gardens of Savannah - Series D) (a)(b)(h)	80,000	878
0.00%, 06/30/2025 (Obligor: Landings of Douglas - Series D) (a)(b)(h)	75,000	8,755
0.00%, 06/30/2025 (Obligor: Gardens of Waterford - Series D) (a)(b)(h)	75,000	10,361
0.00%, 06/30/2025 (Obligor: Gardens of Savannah — Series C) (a)(b)(h)	1,065,000	11,688
0.00%, 06/30/2025 (Obligor: Landings of Columbus - Series C) (a)(b)(h)	1,055,000	84,030
0.00%, 06/30/2025 (Obligor: Gardens of Waterford — Series C) (a)(b)(h)	1,185,000	138,331
0.00%, 06/30/2025 (Obligor: Landings of Columbus - Series D) (a)(b)(h)	80,000	6,372
0.00%, 06/30/2025 (Obligor: Landings of Douglas — Series C) (a)(b)(h)	1,255,000	173,364
0.00%, 01/01/2029 (Obligor: Gardens of Montgomery — Series B) (a)(b)(h)(j)	29,000	6,916
0.00%, 01/01/2029 (Obligor: Landings of Montgomery - Series D) (a)(b)(h)	65,000	15,501
0.00%, 01/01/2029 (Obligor: Gardens of Montgomery — Series A) (a)(b)(h)(j)	1,610,000	383,947
0.00%, 01/01/2029 (Obligor: Landings of Montgomery — Series C) (a)(b)(h)	1,955,000	466,221
7.50%, 06/01/2029 (Obligor: Vonore Fiber Products LLC) (b)	10,520,000	10,282,820
7.70%, 09/01/2031 (Obligor: Telra Institute) (b)	147,000	139,155
7.60%, 01/15/2033 (Obligor: The Excel Academy) (b)	740,000	725,478
7.63%, 02/01/2033 (Obligor: Genesis Christian Academy) (b)	2,245,000	2,147,689
		28,184,306
TOTAL MUNICIPAL BONDS (Cost $111,672,842)		91,645,057

PRIVATE LOANS - 2.6%	Par	Value
CHAMP. DAVIE H.S., 8.00%, 02/28/2025 (a)(h)	500,000	333,991
Regional Housing & Community Note, 7.50%, 01/04/2025(h)	2,224,966	2,224,966
TOTAL PRIVATE NOTES (Cost $2,724,966)		2,558,957

MORTGAGE-BACKED SECURITIES - 0.0%(e)	Par	Value
Mortgage Securities - 0.0%(e)
JP Morgan Wealth Management, Series 2020-ATR1 A-4, Class A4, 3.00%, 02/25/2050 (b)(f)	7,152	7,125
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,227)		7,125

SHORT-TERM INVESTMENTS - 2.1%		Value
Money Market Funds - 2.1%	Shares
First American Government Obligations Fund - Class X, 4.56% (g)	2,066,974	2,066,974
TOTAL SHORT-TERM INVESTMENTS (Cost $2,066,974)		2,066,974

TOTAL INVESTMENTS - 97.3% (Cost $116,472,009)		96,278,113
Other Assets in Excess of Liabilities - 2.7%		2,716,916
TOTAL NET ASSETS - 100.0%		$98,995,029
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing as the issuer is currently in default.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $90,747,209 or 91.7% of the Fund’s net assets.

(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(d)	Security subject to the Alternative Minimum Tax ("AMT"). As of December 31, 2024, the total value of securities subject to the AMT was $2,085,251 or 2.1% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(h)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represent $58,470,343 of 59.1% of net assets as of December 31, 2024.

(i)	Non-income producing as the security in forbearance as December 31, 2024.
(j)	Step coupon bond. The rate disclosed is as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Tax-Exempt Private Credit Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$38,292,128	$53,352,929	$91,645,057
Private Notes	–	–	2,558,957	2,558,957
Mortgage-Backed Securities	–	7,125	–	7,125
Money Market Funds	2,066,974	–	–	2,066,974
Total Investments	$2,066,974	$38,299,253	$55,911,886	$96,278,113

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following tables present assets measured at fair value on a reoccurring basis using significant unobservable inputs (Level 3) for the period ended December 31, 2024:

	Private Loans	Municipal Bonds
Balance - beginning of period	$2,647,665	$28,694,611
Transfers into Level 3 (1)	-	24,734,971
Purchases	330,000	-
Sales	-	-
Accretion/(Amortization)	(421,600)	1,018
Net realized gain (loss)	-	(1,700,000)
Net change in unrealized appreciation/depreciation (1)	2,892	1,622,329
Balance - end of period	$2,558,957	$53,352,929
Net change in unrealized depreciation from investments still held as of 12/31/2024	$2,892	$1,621,616

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2024, the Fund recognized no transfers between levels.

Refer to the Schedule of Investments for further information on the classification of investments.